Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Sep. 30, 2024
CURRENT ASSETS:
Cash		$ 2,610,933	$ 323,738
Accounts receivable, net		156,614	48,111
Amount due from a related party			374,841
Prepayments		3,678,951	56,552
TOTAL CURRENT ASSETS		6,446,498	803,242
Property and equipment, net			45,474
Intangible assets, net		39,124	45,637
Other non-current assets		4,077	8,277
TOTAL ASSETS		6,489,699	902,630
CURRENT LIABILITIES:
Accounts payable		12,804	84,647
Contract liabilities			132,492
Accrued expenses and other liabilities		209,300	49,185
Amounts due to related parties, current		683,987
TOTAL CURRENT LIABILITIES		906,091	266,324
Amounts due to related parties, non-current		177,734	887,174
TOTAL LIABILITIES		1,083,825	1,153,498
COMMITMENTS AND CONTINGENCIES (NOTE 12)
EQUITY (DEFICIT):
Additional paid in capital		16,159,051	8,392,974
Accumulated deficit		(10,764,802)	(8,742,227)
Accumulated other comprehensive loss		4,402	92,082
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)		5,405,874	(250,868)
TOTAL LIABILITIES AND EQUITY		6,489,699	902,630
Common Class A [Member]
EQUITY (DEFICIT):
Ordinary shares	[1]	4,482	3,562
Common Class B [Member]
EQUITY (DEFICIT):
Ordinary shares	[1]	$ 2,741	$ 2,741

[1]	The Company effected a 1:25 forward stock split on March 31, 2025 and a surrender of 45 out of every 100 shares on June 6, 2025, as a result, the shares issued and outstanding and additional paid in capital presented here are adjusted retroactively (Note 11).